Joint operations (Details) - Contract where entity not operator [Member]	12 Months Ended
Dec. 31, 2018
Equion Energy Limited [Member]
Disclosure of joint operations [line items]
Contract	Niscota
Type	Production
% Participation	20.00%
Geographic area of operations	Colombia
Murphy Oil [Member]
Disclosure of joint operations [line items]
Contract	Dalmatian
Type	Production
% Participation	30.00%
Geographic area of operations	Gulf of Mexico
Chipiron Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	Chipirón
Type	Production
Geographic area of operations	Colombia
Chipiron Contract [Member] | Occidental Andina LLC [Member] | Bottom of range [member]
Disclosure of joint operations [line items]
% Participation	30.00%
Chipiron Contract [Member] | Occidental Andina LLC [Member] | Top of range [member]
Disclosure of joint operations [line items]
% Participation	40.00%
Harvest Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	Harvest
Type	Production
% Participation	30.00%
Geographic area of operations	Colombia
Cravo norte Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	Cravo Norte
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Rondon Contract [Member] | Occidental Andina LLC [Member]
Disclosure of joint operations [line items]
Contract	Rondón
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Guajira Contract [Member] | Chevron Petroleum Group [Member]
Disclosure of joint operations [line items]
Contract	Guajira
Type	Production
% Participation	57.00%
Geographic area of operations	Colombia
Nare Contract [Member] | Mansarovar Energy Colombia Ltd [Member]
Disclosure of joint operations [line items]
Contract	Nare
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Quifa Contract [Member] | Frontera Energy Colombia Corp [Member]
Disclosure of joint operations [line items]
Contract	Quifa
Type	Production
% Participation	40.00%
Geographic area of operations	Colombia
Piedemonte Contract [Member] | Equion Energy Limited [Member]
Disclosure of joint operations [line items]
Contract	Piedemonte
Type	Production
% Participation	50.00%
Geographic area of operations	Colombia
Casanare Contract One [Member] | Perenco Colombia Limited [Member]
Disclosure of joint operations [line items]
Contract	Casanare
Type	Production
% Participation	64.00%
Geographic area of operations	Colombia
Corocora Contract One [Member] | Perenco Colombia Limited [Member]
Disclosure of joint operations [line items]
Contract	Corocora
Type	Production
% Participation	56.00%
Geographic area of operations	Colombia
Estero Contract One [Member] | Perenco Colombia Limited [Member]
Disclosure of joint operations [line items]
Contract	Estero
Type	Production
% Participation	89.00%
Geographic area of operations	Colombia
Garcero Contract One [Member] | Perenco Colombia Limited [Member]
Disclosure of joint operations [line items]
Contract	Garcero
Type	Production
% Participation	76.00%
Geographic area of operations	Colombia
Orocue Contract One [Member] | Perenco Colombia Limited [Member]
Disclosure of joint operations [line items]
Contract	Orocúe
Type	Production
% Participation	63.00%
Geographic area of operations	Colombia
Gunflint Contract [Member] | Noble Energy [Member]
Disclosure of joint operations [line items]
Contract	Gunflint
Type	Production
% Participation	32.00%
Geographic area of operations	Gulf of Mexico
K2 Contract [Member] | Anadarko [Member]
Disclosure of joint operations [line items]
Contract	K2
Type	Production
% Participation	21.00%
Geographic area of operations	Gulf of Mexico
Ronda Caribe RC-10 Contract [Member] | ONGC Videsh Limited Sucursal Colombia [Member]
Disclosure of joint operations [line items]
Contract	RC–10 Caribbean Round
Type	Exploration
% Participation	50.00%
Geographic area of operations	North Caribbean Offshore
Tayrona Contract [Member] | Petrobras, Repsol Statoil [Member]
Disclosure of joint operations [line items]
Contract	Tayrona
Type	Exploration
% Participation	30.00%
Geographic area of operations	North Caribbean Offshore
TEA GUA OFF-1 Contract [Member] | Repsol & Statoil [Member]
Disclosure of joint operations [line items]
Contract	TEA GUA OFF–1
Type	Exploration
% Participation	50.00%
Geographic area of operations	North Caribbean Offshore
Fuerte Norte Contract [Member] | Anadarko [Member]
Disclosure of joint operations [line items]
Contract	Fuerte Norte
Type	Exploration
% Participation	50.00%
Geographic area of operations	North Caribbean Offshore
Deep Rydberg/Aleatico Contract [Member] | Shell [Member]
Disclosure of joint operations [line items]
Contract	Deep Rydberg/Aleatico
Type	Exploration
% Participation	29.00%
Geographic area of operations	Gulf of Mexico
Leon Contract [Member] | Repsol [Member]
Disclosure of joint operations [line items]
Contract	Leon
Type	Exploration
% Participation	40.00%
Geographic area of operations	Gulf of Mexico
CE-M-715_R11 [Member] | Chevron [Member]
Disclosure of joint operations [line items]
Contract	CE–M–715_R11
Type	Exploration
% Participation	50.00%
Geographic area of operations	Brazil
Pau Brasil [Member] | CNOOC – British Petroleum [Member]
Disclosure of joint operations [line items]
Contract	Pau Brasil
Type	Exploration
% Participation	20.00%
Geographic area of operations	Brazil
CNH-R02-L01-A6.CS [Member] | PC Carigali Mexico Operations S.A. de C.V. (Petronas) [Member]
Disclosure of joint operations [line items]
Contract	CNH-R02-L01-A6.CS/2017
Type	Exploration
% Participation	50.00%
Geographic area of operations	Mexico
CNH-R02-L01-A8.CS [Member] | Petroleos Mexicanos (PEMEX) [Member]
Disclosure of joint operations [line items]
Contract	CNH-R02-L01-A8.CS/2017
Type	Exploration and production
% Participation	50.00%
Geographic area of operations	Mexico